Intellectual property (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property acquired	$ 25,271,000	$ 25,271,000
Accumulated amortization and impairment	(8,985,667)	(7,300,933)
Intellectual property, net	$ 16,285,333	$ 17,970,067